The Company and future operations	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
1. The Company and future operations

NXT Energy Solutions Inc. (the "Company" or "NXT") is a publicly traded company based in Calgary, Canada.

NXT's proprietary Stress Field Detection ("SFD®") technology is an airborne survey system that is used in the oil and natural gas exploration industry to identify areas with hydrocarbon reservoir potential.

These consolidated financial statements have been prepared on a going concern basis.  The going concern basis of presentation assumes that NXT will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business.  In preparing these consolidated financial statements, the Company’s initial assessment of its liquidity position raised substantial doubt about its ability to continue as a going concern.  This initial assessment was based on the extended duration between revenue contracts and the significant decline that this had on NXT’s working capital ($7.8 million at December 31, 2015 to $1.7 million at December 31, 2016).  Given the Company’s annual expenses were initially estimated to be significantly in excess of the remaining working capital and there is uncertainty with respect to the timing of future revenue, the Company believed these conditions were significant to the going concern assumption.

However, the Company has taken important steps subsequent to year end to address its ability to meet its obligations such that the concern over substantial doubt has been alleviated in the preparation of these financial statements.   The most significant step taken is the securing of a $2.7 million sale and leaseback arrangement of its airplane (see note 19).   In addition, the Board of Director’s (the “Board”) have approved and communicated to the Company’s employees that a portion of their cash compensation and all of the Board and Advisory Board members cash compensation will be deferred until the Company achieves revenue thresholds that, in the opinion of the Board, allows the Company to commence incurring such costs again.  The Company expects that issuing some form of incremental share based compensation will be a part of the strategy to compensate those individuals who are impacted by these changes.

In reaching the conclusions that it is probable that there will be sufficient resources to meet its obligations over the 12 month period beyond the date that these financial statements have been issued, the Company has assumed a minimum revenue inflow of approximately $600,000.  While the Company continues to work towards the signing of several other contracts, the time to complete this process cannot be predicted with a high degree of certainty and therefore the benefit of any additional contracts has not been included in the projected cash flow analysis.

Should the timing of new contracts continue to extend beyond management’s current expectation, the Company has also received a binding promissory note from it’s Chief Executive Officer that would provide the Company with up to an additional $500,000.  These funds will only be drawn to the extent necessary to help the Company meet its obligations over this period.

NXT continues to develop its pipeline of opportunities to secure new revenue contracts. However, the Company’s longer term success remains dependent upon its ability convert these opportunities into successful contracts and to continue to attract new client projects and expand the revenue base to a level sufficient to exceed fixed operating costs and generate positive cash flow from operations.   The occurrence and timing of these events cannot be predicted with certainty.  The Company will be closely monitoring its going concern assessment in future periods to determine whether its current conclusions remain appropriate.

The consolidated financial statements do not reflect adjustments that would be necessary if the going concern basis was not appropriate.  If the going concern basis was not appropriate for these consolidated financial statements, then significant adjustments would be necessary in the classification and carrying value of assets and liabilities and the reported revenues and expenses.